SCHEDULE OF WARRANTS (Details)	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2025 shares $ / shares
Notes and other explanatory information [abstract]
Outstanding balance	15,805,490
Outstanding, weighted average exercise price | $ / shares	$ 1.72
Expired	15,805,490
Cancelled, weighted average exercise price | $ / shares	$ 1.72
Outstanding balance
Outstanding, weighted average exercise price
Outstanding, weighted average exercise price | $ / shares
Outstanding, weighted average exercise price | (per share)